Total
MassMutual Mid Cap Growth Fund
MassMutual Mid Cap Growth Fund
MASSMUTUAL FUNDS
MassMutual Total Return Bond Fund
MassMutual Mid Cap Growth Fund
Supplement dated July 1, 2023 to the
Prospectus dated February 1, 2023
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.

Effective July 1, 2023, the following information replaces similar information for the MassMutual Mid Cap Growth Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund on pages 79 and 80:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MassMutual Mid Cap Growth Fund		Class I	Class R5	Service Class	Administrative Class	Class R4	Class A	Class R3	Class Y
Management Fees	[1]	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%	0.63%
Distribution and Service (Rule 12b-1) Fees		none	none	none	none	0.25%	0.25%	0.50%	none
Other Expenses		0.03%	0.13%	0.23%	0.33%	0.23%	0.33%	0.23%	0.13%	[2]
Total Annual Fund Operating Expenses		0.66%	0.76%	0.86%	0.96%	1.11%	1.21%	1.36%	0.76%
[1]	Management Fees have been restated to reflect current fees.
[2]	Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the initial sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MassMutual Mid Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	67	211	368	822
Class R5	78	243	422	942
Service Class	88	274	477	1,061
Administrative Class	98	306	531	1,178
Class R4	113	353	612	1,352
Class A	667	913	1,178	1,935
Class R3	138	431	745	1,635
Class Y	78	243	422	942

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE